Revenues (Details) - Schedule of company’s contract liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of company’s contract liabilities [Abstract]
Balance at beginning of year	$ 2,649	$ 2,302
Deferred revenue relating to new sales	1,370	735
De recognition upon deconsolidation of ScoutCam (Note 3)	(1,511)
Revenue recognition during the period	(2,400)	(389)
Balance at end of year	$ 108	$ 2,649